Prepaid and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid and Other Current Assets [Abstract]
Schedule of prepaid and other current assets
	December 31,	December 31,
	2021	2020
Prepaid insurance	$743,750	$-
Other prepaid expense	12,590	18,355
VAT receivable	94,085	183
Security deposit	13,485	1,051
	$863,910	$19,589